Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance – March 31, 2020	3,873,888	$8.33	9.37	$28,029
Granted	1,626,478	19.57
Exercised	(23,841)	2.64
Forfeited	(11,738)	8.43
Canceled	(226,233)	7.86

Balance – June 30, 2020	5,238,554	11.87	9.15	65,514

Exercisable – June 30, 2020	819,601	$7.79	8.97	$13,569

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Number of options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Balance – March 31, 2019	189,269	$4.12	9.64	$707
Granted	4,785,939	8.30
Forfeited	(719,051)	7.23
Canceled	(382,269)	7.86

Balance – March 31, 2020	3,873,888	8.33	9.37	28,029

Exercisable – March 31, 2020	306,735	$7.31	9.17	$2,532

Schedule of Fair Value Assumptions

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

Three Months Ended June 30,
	2020	2019
Risk-free interest rate	0.39% – 0.44%	1.78% – 2.25%
Expected term, in years	5.56 – 6.11	5.75 – 6.11
Expected volatility	78.16% – 80.14%	74.69% – 75.03%
Expected dividend yield	— %	— %

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

Years Ended March 31,
	2020	2019
Risk-free interest rate	0.51% – 2.25%	2.38% – 2.97%
Expected term, in years	5.75 – 6.11	6.04 – 6.07
Expected volatility	74.69% – 77.93%	74.79% – 75.11%
Expected dividend yield	— %	— %

Summary of Stock-Based Compensation Expense

For the three months ended June 30, 2020 and 2019, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Three Months Ended June 30,
	2020	2019
Research and development expenses	$419	$63
General and administrative expenses	3,499	474

Total stock-based compensation	$3,918	$537

For the years ended March 31, 2020 and 2019, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Years Ended March 31,
	2020	2019
Research and development expenses	$3,125	$29
General and administrative expenses	3,663	2

Total stock-based compensation	$6,788	$31

Schedule of Restricted Stock Unit Awards Activity

A summary of RSUs activity under the Company’s equity incentive plans is as follows:

	Number of RSUs	Weighted- Average Grant Date Fair Value
Unvested as of March 31, 2020	—	$—
Issued	127,200	19.01

Unvested as of June 30, 2020	127,200	$19.01